Long-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-Term Investments

	June 30, 2025	December 31, 2024
Cespira Canada LP	$24,263	$25,494
Cespira Sweden AB	12,859	11,225
Other equity-accounted investees	—	147
	$37,122	$36,866
Combined assets, liabilities, revenue and expenses of Cespira, are as follows:

	June 30,	December 31,
	2025	2024
Current assets:
Cash and cash equivalents	$9,010	$10,305
Accounts receivable	25,068	21,000
Inventories	16,512	7,414
Prepaid expenses	3,376	1,471
	53,966	40,190
Property, plant and equipment	41,409	40,901
Intangible assets	7,215	7,087
Goodwill	595	563
Deferred tax assets	102	—
Total assets	$103,287	$88,741
Current liabilities:
Accounts payable	$22,680	$16,527
Current portion of provisions	1,826	2,128
Other current liabilities	4,800	1,910
Deferred income tax liabilities	197	—
	29,503	20,565
Long-term portion of provisions	456	532
Other long-term liabilities	290	569
Total liabilities	$30,249	$21,666
Net assets	$73,038	$67,075

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Revenue	$12,020	$4,059	$28,819	$4,059
Cost of revenue	13,946	3,901	30,230	3,901
Gross profit	(1,926)	158	(1,411)	158
Operating expenses:
Research and development	1,888	1,121	4,890	1,121
General and administrative	2,692	715	5,419	715
Sales and marketing	322	69	618	69
Foreign exchange gain	(845)	—	(88)	—
Depreciation and amortization	860	265	1,590	265
	4,917	2,170	12,429	2,170
Loss from operations	(6,843)	(2,012)	(13,840)	(2,012)
Interest income, net of bank charges	25	—	32	—
Loss before income taxes	(6,818)	(2,012)	(13,808)	(2,012)
Income tax (recovery) expense	(72)	4	(64)	4
Net loss	$(6,746)	$(2,016)	$(13,744)	$(2,016)